Loss per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Net loss for the year	$ (457,541)	$ (2,675,372)	[1]	$ (653,461)
Less: Loss attributed to preferred shares		31,950		32,483
Loss for the year attributable to ordinary shareholders	$ (457,541)	$ (2,643,422)		$ (620,978)
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	70,869,924	68,587,261		62,467,556

[1]	See Note 2D